UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                          Form 13F Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2008
                                                     --------------

Check here if Amendment [   ];               Amendment Number: ______

     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Ecofin Limited
             --------------

Address:     15 Buckingham Street
             --------------------
             London WC2N 6DU, United Kingdom
             -------------------------------

Form 13F File Number:     028-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Murray
           -----------

Title:     Chairman
           --------

Phone:     +44 (0)20 7451 2941
           -------------------

Signature, Place, and Date of Signing:

          /s/ John Murray     London, United Kingdom     May 14, 2008
          ---------------     ----------------------     ------------

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          0
                                            ----------
Form 13F Information Table Entry Total:     37
                                            ----------
Form 13F Information Table Value Total:     $1,289,770
                                            ----------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name
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                        TITLE OF                 VALUE     SHARES /   SH / PUT/  INESTMENT    OTHER         VOTING AUTHORITY
SECURITY                 CLASS       CUSIP     (X$1,000)   PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------

ADA-ES INC                COM         005208103       925     112,170  SH          Sole                112,170
AGL RESOURCES INC         COM         001204106    18,654     543,537  SH          Sole                543,537
ALLEGHENY ENERGY
  INC                     COM         017361106    14,538     287,871  SH          Sole                287,871
                          COM
CALPINE CORP (UN*)        NEW         131347304    16,252     882,308  SH          Sole                882,308
CENTERPOINT
  ENERGY INC              COM         15189T107    23,719   1,662,125  SH          Sole              1,662,125
CHENIERE ENERGY
  INC                     COM         16411R208    47,404   2,394,150  SH          Sole              2,394,150
CMS ENERGY CORP           COM         125896100    28,010   2,068,681  SH          Sole              2,068,681
DYNEGY INC-CL A           COM         26817G102    30,614   3,880,040  SH          Sole              3,880,040
EMERSON ELECTRIC
  CO                      COM         291011104     5,359     104,139  SH          Sole                104,139
ENERGY EAST CORP          COM         29266M109    60,706   2,516,820  SH          Sole              2,516,820
ENERGYSOUTH INC           COM         292970100     9,092     174,217  SH          Sole                174,217
ENTERGY CORP              COM         29364G103   109,835   1,006,921  SH          Sole              1,006,921
ENTERGY CORP              EQUITY
  NEW                     UNIT        29364G202     6,483      99,600  SH          Sole                 99,600
EXELON CORP               COM         30161N101   146,100   1,797,712  SH          Sole              1,797,712
FIRSTENERGY CORP          COM         337932107    25,879     377,135  SH          Sole                377,135
FIRST SOLAR INC           COM         336433107     9,894      42,806  SH          Sole                 42,806
FPL GROUP INC             COM         302571104   166,142   2,648,110  SH          Sole              2,648,110
GREAT PLAINS ENERGY INC   COM         391164100     3,201     129,847  SH          Sole                129,847
ITC HOLDINGS CORP         COM         465685105   129,178   2,481,327  SH          Sole              2,481,327
INSITUFORM
  TECHNOLOGIES INC        CL A        457667103     2,236     161,674  SH          Sole                161,674
INTEGRYS ENERGY
  GROUP INC               COM         45822P105     9,585     205,500  SH          Sole                205,500
NISOURCE INC              COM         65473P105    21,011   1,218,693  SH          Sole              1,218,693
                          PFD
                          CONV
NRG 5 3/4 (UN*)           MAND        629377870    22,328      65,000  SH          Sole                 65,000
                          COM
NRG ENERGY INC            NEW         629377508    20,810     533,719  SH          Sole                533,719
OGE ENERGY CORP           COM         670837103    38,280   1,228,119  SH          Sole              1,228,119
ONEOK INC                 COM         682680103    18,072     404,940  SH          Sole                404,940
P G AND E CORP            COM         69331C108    27,332     742,309  SH          Sole                742,309
PEPCO HOLDINGS INC        COM         713291102    35,408   1,432,359  SH          Sole              1,432,359
PUBLIC SERVICE
  ENTERPRISE GP           COM         744573106    37,944     944,119  SH          Sole                944,119
QUANTA SERVICES
  INC                     COM         74762E102    12,503     539,603  SH          Sole                539,603
QUESTAR CORP              COM         748356102    23,886     422,307  SH          Sole                422,307
SHAW GROUP INC            COM         820280105     4,917     104,312  SH          Sole                104,312
SOUTH JERSEY
  INDUSTRIES              COM         838518108    12,439     354,286  SH          Sole                354,286
SPECTRA ENERGY
  CORP                    COM         847560109    34,994   1,538,201  SH          Sole              1,538,201
TECO ENERGY INC           COM         872375100     6,235     390,918  SH          Sole                390,918
UGI CORP                  COM         902681105     8,344     334,823  SH          Sole                334,823
WILLIAMS COS INC          COM         969457100   101,461   3,076,449  SH          Sole              3,076,449

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